CONSOLIDATED BALANCE SHEETS (PARENTHETICALS) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade receivables, net of allowances	$ 2,588	$ 2,386
Temporary equity, no par value	$ 0	$ 0
Temporary equity, shares authorized	0	59,216,788
Temporary equity, shares issued	0	58,724,580
Temporary equity, shares outstanding	0	58,724,580
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	900,000,000	89,631,512
Common stock, shares issued	83,754,006	13,773,000
Common stock, shares outstanding	83,754,006	13,773,000
Deferred stock, no par value	$ 0	$ 0
Deferred stock, shares authorized	0	4,103,500
Deferred stock, shares issued	0	0
Deferred stock, shares outstanding	0	0